Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000352667
Ohio Tax-Free Money Market Fund (Prospectus Summary) | Ohio Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Ohio Tax-Free Money Market Fund
Supplement Text	ck0000352667_SupplementTextBlock

March 20, 2015

TOUCHSTONE TAX-FREE TRUST

Touchstone Ohio Tax-Free Money Market Fund

Supplement to the Prospectus, Summary Prospectus, and

Statement of Additional Information dated October 30, 2014,

as supplemented November 21, 2014, December 22, 2014 and February 19, 2015

At a special meeting of the Board of Trustees of Touchstone Tax-Free Trust (the “Board”) held on March 19, 2015, effective March 20, 2015, the Board rescinded the plan to close and liquidate Touchstone Ohio Tax-Free Money Market Fund (the “Fund”).  In addition, the Board approved an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and Federated Ohio Municipal Cash Trust (the “Federated Fund”), a portfolio of Money Market Obligations Trust.  The Federated Fund is a comparable money market fund advised by Federated Investment Management Company (“Federated”), an advisory subsidiary of Federated Investors, Inc. Pursuant to the Agreement, the Fund would be reorganized on a tax-free basis with and into the Federated Fund.

Specifically, pursuant to the Agreement, subject to approval of the Agreement by the Fund's shareholders and satisfaction of certain other conditions, the Fund will be reorganized into the Federated Fund, and Class A and Institutional Class shareholders of the Fund will become shareholders of Service Shares and Institutional Shares, respectively, of the Federated Fund (the “Reorganization”).

A special meeting of shareholders of the Fund is expected to be held on or about May 29, 2015 and approval of the Agreement will be voted on at that time.  A joint proxy statement/prospectus containing more information regarding the Reorganization will be provided in advance of the meeting to shareholders of record of the Fund as of March 31, 2015.  If the Agreement is approved at the special meeting and certain conditions required are satisfied, the Reorganization is expected to take place on or about June 19, 2015.

The Fund will remain closed to new investors.  The Fund's checkwriting feature is being maintained for shareholders currently using that service but, in light of the proposed Reorganization, new checkbooks will not be issued.  Any checks written against the Fund's shares will be honored until the close of the Reorganization on or about June 19, 2015 to the extent there are sufficient assets to clear those checkwriting drafts.

Transactions from automatic investment plans or systematic withdrawal plans will continue to occur until the close of the Reorganization on or about June 19, 2015. Subsequent to the Reorganization, you will need to re-establish automatic investment plans and systematic withdrawal plans with the Federated Fund.

This supplement is not a solicitation of any proxy.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	ck0000352667_SupplementClosingTextBlock	Please retain this Supplement for future reference.